FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 5: — FAIR VALUE MEASUREMENT

The carrying amounts of cash and cash equivalents, user funds, trade receivables, other receivables, other long-term assets, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the contingent payments recorded as part of the acquisition of the Clearit Business (see Note 4) was estimated using a valuation method based mainly on certain management estimations of current and forecasted financial results of operations of the acquired business.

NOTE 5: — FAIR VALUE MEASUREMENT (continued)

The fair value of the contingent payments recorded as part of the acquisition of 7LFreight (see Note 1) closed in December 2021, was estimated using a valuation method based mainly on the current fair value and standard deviation of the Company’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators.

The following table presents the fair value measurement hierarchy for the Group’s financial instruments assets and liabilities carried at fair value:

	Fair value hierarchy (unaudited)
As of June 30, 2022:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instrument	$1	$—	$—	$1
Liabilities measured at fair value:
Other current liabilities – contingent payments for business combinations	—	—	(1,195)	(1,195)
Other current liabilities – hedge instruments	(143)	—		(143)
Other long-term liabilities — contingent payments for business combinations	$—	$—	$(1,819)	$(1,819)

	Fair value hierarchy (audited)
As of December 31, 2021:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instrument	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities – contingent payments for business combinations	—	—	(688)	(688)
Other current liabilities – hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payments for business combinations	$—	$—	$(687)	$(687)

There were no transfers from Level 1 to Level 2 during the reporting periods.

The changes in level 3 in the period of six months ended June 30, 2022 were as follows:

	Accrued
	expenses and	Other long-
	other payables	term liabilities	Total
Fair value as of December 31, 2021	$688	$687	$1,375
Business combination (see Note 4)	—	1,768	1,768
Change in fair value	72	(201)	(129)
Classification of current maturity	435	(435)	—
	$1,195	$1,819	$3,014